SUPPLEMENT TO THE PROSPECTUSES,
SUMMARY PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
For the Wells Fargo Minnesota Tax-Free Fund
Wells Fargo Municipal Bond Fund
Wells Fargo Short-Term Municipal Bond Fund
Wells Fargo Strategic Municipal Bond Fund
Wells Fargo Ultra Short-Term Municipal Income Fund
Wells Fargo Wisconsin Tax-Free Fund
(together the “Funds”)

Effective August 31, 2020, Wendy Casetta is removed as a portfolio manager to the Funds. After August 31, 2020, all references to Wendy Casetta in the Funds’ prospectuses, summary prospectuses and Statement of Additional Information are hereby removed.

July 14, 2020	MIAM070/P1103S2